Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 850,188	₺ 100,149	₺ 218,472
Change in cash flow hedge reserve	19,156
Change in cost of hedging reserve	(347,602)
Remeasurements of employee termination benefits	12,699	(3,738)	(34,532)
Total, Before tax	534,441	96,411	183,940
Foreign currency translation differences	(226,667)	(107,299)	(87,381)
Change in cash flow hedge reserve	(4,214)
Change in cost of hedging reserve	76,472
Remeasurements of employee termination benefits	(2,794)	748	7,066
Total, Tax (expense)/benefit	(157,203)	(106,551)	(80,315)
Foreign currency translation differences	623,521	(7,150)	131,091
Change in cash flow hedge reserve	14,942
Change in cost of hedging reserve	(271,130)
Remeasurements of employee termination benefits	9,905	(2,990)	(27,466)
Other comprehensive income (loss) for the year, net of income tax	₺ 377,238	₺ (10,140)	₺ 103,625